Note 8 - Related Party Transactions (Detail) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended		18 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Compass [Member] Lease Expense [Member]	Jun. 30, 2010 Tenant Portion of Leasehold Improvements [Member] Compass [Member]	Jun. 30, 2010 Compass [Member]	Dec. 31, 2009 Compass [Member]	Dec. 31, 2011 Compass [Member]	Dec. 31, 2010 Compass [Member]	Dec. 31, 2009 Compass [Member]	Dec. 31, 2009 RedRidge Finance Group [Member]	Dec. 31, 2011 RedRidge Finance Group [Member]	Dec. 31, 2010 RedRidge Finance Group [Member]	Dec. 31, 2009 RedRidge Finance Group [Member]	Dec. 31, 2010 PerPrice Aviation Inc [Member]	Dec. 31, 2010 Dr. Edward M Decter [Member]	Dec. 31, 2009 Dr. Edward M Decter [Member]	Dec. 31, 2010 Dr. Steven G Robbins [Member]	Dec. 31, 2009 Dr. Steven G Robbins [Member]
Due to Related Parties	$ 3,500,000
Related Party Transaction, Rate	7.50%
Management Fee, Description								5%
Related Party Transaction, Amounts of Transaction		120,000	62,000	40,320	2,000,000	132,000			500,000		425,000		311,000	1,100,000	819,000	415,000	360,000
Stock Issued During Period, Shares, Conversion of Units (in Shares)					739,506
Related Party Transaction, Expenses from Transactions with Related Party				10,080	1,400,000		102,720			490,000	725,000	52,000
Fees and Commissions								$ 1,700,000